Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [Abstract]
Summary of share option activity
A summary of the share option activity for the Company’s 2009 Equity Award Plan is presented below:

	Year ended December 31,
	2020		2019		2018
	Number of options ’000	Weighted average exercise price US$	Number of options ’000	Weighted average exercise price US$	Number of options ’000	Weighted average exercise price US$
Outstanding at January 1	64,874	$4.99	57,382	$4.81	48,252	$4.39
Granted	—	—	19,410	5.08	18,873	5.62
Exercised	(1,766)	3.41	(7,749)	3.65	(6,186)	3.74
Forfeited	(8,690)	5.51	(4,169)	5.35	(3,557)	5.24
Outstanding at December 31	54,418	$4.96	64,874	$4.99	57,382	$4.81
Exercisable at December 31	32,903	$4.85	22,214	$5.10	18,152	$5.00

Disclosure of range of exercise prices of outstanding share options
The range of exercise prices and the weighted average remaining contractual life of the above share options outstanding as at the dates indicated are as follows:

	December 31,
	2020		2019		2018
Range of exercise prices	Number of options outstanding	Weighted average remaining contractual life	Number of options outstanding	Weighted average remaining contractual life	Number of options outstanding	Weighted average remaining contractual life
US$	’000	(years)	’000	(years)	’000	(years)
1.01 - 2.00	—	—	210	0.42	811	1.29
2.01 - 3.00	76	0.85	76	1.86	283	2.80
3.01 - 4.00	9,783	4.85	11,045	5.88	14,805	6.94
4.01 - 5.00	13,394	6.34	16,092	7.41	18,673	8.00
5.01 - 6.00	26,587	7.68	31,292	8.65	15,991	9.01
6.01 - 7.00	1,851	5.24	2,023	6.42	2,227	7.26
7.01 - 8.00	1,288	3.27	2,098	4.32	2,554	5.29
8.01 - 9.00	1,439	3.21	2,038	4.21	2,038	5.21
	54,418	6.53	64,874	7.49	57,382	7.64

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended December 31,
	2020	2019	2018
Expected volatility	—	36.9%	36.0%
Expected life (years)	—	4.8	4.7
Risk-free annual interest rate	—	1.7%	1.7%
Expected dividends	—	5.0%	5.8%
Weighted average share price at the date of grant (US$)	$—	$5.06	$5.58
Weighted average exercise price (US$)	$—	$5.08	$5.62
Weighted average fair value of each share option granted by the Company (US$)	$—	$1.03	$1.01

Disclosure of number and weighted average exercise prices of other equity instruments (Part 1)
A summary of the restricted share units under the 2009 Equity Award Plan and the 2019 Equity Award Plan is presented below:

	Year ended December 31,
	2020		2019		2018
	Number of restricted share units ’000	Weighted average grant date fair value US$	Number of restricted share units ’000	Weighted average grant date fair value US$	Number of restricted share units ’000	Weighted average grant date fair value US$
Unvested at January 1	1,407	$4.99	—	$—	—	$—
Granted	2,337	4.11	1,412	4.99	—	—
Vested	(244)	4.09	—	—	—	—
Forfeited	(137)	4.97	(5)	4.99	—	—
Unvested at December 31	3,363	$4.44	1,407	$4.99	—	$—

Disclosure of number and weighted average exercise prices of other equity instruments (Part 2)

	Year ended December 31,
	2018
	Number of restricted share units ’000	Weighted average grant date fair value US$
Cash-settled which were previously equity settled
Unvested at January 1	852	7.51
Vested	(852)	7.51
Unvested at December 31	—	—